Investments Accounted for Using Equity Method - Summary of Movement of Investments in Associates and Joint Ventures (Detail) - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Investments accounted for using equity method [abstract]
At beginning of the period	¥ 489	¥ 236
Additions (note)	1,785	206
Share of losses	(19)	(8)
Share of other comprehensive (loss)/income	1	(2)
Disposal		(1)
Impairment provision	(4)
Currency translation differences	3
Dividend received		(20)
At end of the period	¥ 2,255	¥ 411